UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23129

 NAME OF REGISTRANT:                     NexPoint Real Estate Strategies
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2515 McKinney Avenue
                                         Suite 1100
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         2515 McKinney Avenue
                                         Suite 1100
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          833-697-6246

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.
NexPoint Real Estate Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT REAL ESTATE FINANCE, INC.                                                          Agenda Number:  935411203
--------------------------------------------------------------------------------------------------------------------------
        Security:  65342V101
    Meeting Type:  Annual
    Meeting Date:  11-May-2021
          Ticker:  NREF
            ISIN:  US65342V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: James Dondero

1B.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Brian Mitts

1C.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Edward Constantino

1D.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Scott Kavanaugh

1E.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Arthur Laffer

1F.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Catherine Wood

2.     To approve the potential issuance of shares               Mgmt          For                            For
       of the Company's common stock to related
       party affiliates in connection with the
       redemption of units of limited partnership
       interests in the Company's operating
       partnership.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2021.




--------------------------------------------------------------------------------------------------------------------------
 PLYMOUTH INDUSTRIAL REIT, INC.                                                              Agenda Number:  935433730
--------------------------------------------------------------------------------------------------------------------------
        Security:  729640102
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2021
          Ticker:  PLYM
            ISIN:  US7296401026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Martin Barber                                             Mgmt          For                            For
       Philip S. Cottone                                         Mgmt          For                            For
       Richard J. DeAgazio                                       Mgmt          For                            For
       David G. Gaw                                              Mgmt          For                            For
       John W. Guinee                                            Mgmt          For                            For
       Caitlin Murphy                                            Mgmt          For                            For
       Pendleton P. White, Jr.                                   Mgmt          For                            For
       Jeffrey E. Witherell                                      Mgmt          For                            For

2.     Approval, as required by the New York Stock               Mgmt          For                            For
       Exchange, of the issuance of shares of the
       Company's common stock upon conversion of
       the Company's Series B Preferred Stock.

3.     Approval, by an advisory, non-binding vote,               Mgmt          For                            For
       of the Company's executive compensation.

4.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accountants
       for 2021.




--------------------------------------------------------------------------------------------------------------------------
 UNITI GROUP, INC.                                                                           Agenda Number:  935369947
--------------------------------------------------------------------------------------------------------------------------
        Security:  91325V108
    Meeting Type:  Annual
    Meeting Date:  13-May-2021
          Ticker:  UNIT
            ISIN:  US91325V1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Jennifer S. Banner                  Mgmt          For                            For

1B.    Election of Director: Scott G. Bruce                      Mgmt          For                            For

1C.    Election of Director: Francis X. ("Skip")                 Mgmt          For                            For
       Frantz

1D.    Election of Director: Kenneth A. Gunderman                Mgmt          For                            For

1E.    Election of Director: Carmen Perez-Carlton                Mgmt          For                            For

1F.    Election of Director: David L. Solomon                    Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accountant for the year ending December 31,
       2021.




--------------------------------------------------------------------------------------------------------------------------
 VORNADO REALTY TRUST                                                                        Agenda Number:  935387781
--------------------------------------------------------------------------------------------------------------------------
        Security:  929042109
    Meeting Type:  Annual
    Meeting Date:  20-May-2021
          Ticker:  VNO
            ISIN:  US9290421091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Steven Roth                                               Mgmt          For                            For
       Candace K. Beinecke                                       Mgmt          For                            For
       Michael D. Fascitelli                                     Mgmt          For                            For
       Beatrice Hamza Bassey                                     Mgmt          For                            For
       William W. Helman IV                                      Mgmt          For                            For
       David M. Mandelbaum                                       Mgmt          For                            For
       Mandakini Puri                                            Mgmt          For                            For
       Daniel R. Tisch                                           Mgmt          For                            For
       Richard R. West                                           Mgmt          For                            For
       Russell B. Wight, Jr.                                     Mgmt          For                            For

2.     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       CURRENT FISCAL YEAR.

3.     NON-BINDING, ADVISORY RESOLUTION ON                       Mgmt          For                            For
       EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 WASHINGTON REAL ESTATE INVESTMENT TRUST                                                     Agenda Number:  935377831
--------------------------------------------------------------------------------------------------------------------------
        Security:  939653101
    Meeting Type:  Annual
    Meeting Date:  27-May-2021
          Ticker:  WRE
            ISIN:  US9396531017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Trustee: Benjamin S. Butcher                  Mgmt          For                            For

1.2    Election of Trustee: William G. Byrnes                    Mgmt          For                            For

1.3    Election of Trustee: Edward S. Civera                     Mgmt          For                            For

1.4    Election of Trustee: Ellen M. Goitia                      Mgmt          For                            For

1.5    Election of Trustee: Paul T. McDermott                    Mgmt          For                            For

1.6    Election of Trustee: Thomas H. Nolan, Jr.                 Mgmt          For                            For

1.7    Election of Trustee: Vice Adm. Anthony L.                 Mgmt          For                            For
       Winns (RET.)

2.     Non-binding advisory vote on compensation                 Mgmt          For                            For
       of named executive officers (say-on-pay).

3.     Proposal to ratify appointment of Ernst &                 Mgmt          For                            For
       Young LLP as independent registered public
       accounting firm for 2021.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Real Estate Strategies Fund
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/11/2021